Related party transactions - Service agreements and products with related parties (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Service Agreements
Related Party Transactions
Sales of goods and services	€ 4,832		€ 28,766
Purchases of goods and services	54,798		70,021
Balances
Accounts receivable	63,892			€ 121,701
Accounts payable	11,015			11,405
Accrued expenses	6,501			6,520
Products
Related Party Transactions
Sales of goods and services	35,641		31,210
Purchases of goods and services	267,111		227,067
Balances
Accounts receivable	18,627			16,078
Accounts payable	87,171			79,389
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	73		68
Purchases of goods and services	20,196		22,974
Balances
Accounts receivable				26
Accounts payable	4,001			2,820
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	5,972		2,084
Purchases of goods and services	34,602		47,047
Balances
Accounts receivable	928			1,168
Accounts payable	7,014			8,585
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	35,641		31,210
Purchases of goods and services	21,414		19,320
Balances
Accounts receivable	18,627			16,078
Accounts payable	9,344			5,826
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	(1,213)		26,614
Adjustments to savings received	(4,334)	$ (4,683)
Balances
Accounts receivable	62,964			120,507
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	245,697		€ 207,747
Balances
Accounts payable	€ 77,827			€ 73,563